Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts		¥ (226,788)	¥ (325,007)	¥ 434,323
Trading account securities, excluding derivatives		153,674	(314,177)	(157,669)
Trading account profits (losses)-net		(73,114)	(639,184)	276,654
Foreign exchange derivative contracts	[1]	(159,986)	(183,159)	374,324
Net trading gains (losses)		¥ (233,100)	¥ (822,343)	¥ 650,978

[1]	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)-net in the accompanying consolidated statements of income. Foreign exchange gains (losses)-net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.